ACQUISITIONS, DISPOSITIONS AND IMPAIRMENT CHARGES - Schedule of Property Dispositions (Details)											2 Months Ended	12 Months Ended
	Nov. 30, 2016 USD ($) property_unit	Nov. 21, 2016 USD ($) property_unit	Oct. 26, 2016 USD ($) property_unit	Oct. 19, 2016 USD ($) property_unit	Sep. 01, 2016 USD ($) property_unit	Jun. 06, 2016 USD ($) property_unit	Jun. 01, 2016 USD ($) property_unit	Apr. 06, 2016 USD ($) property_unit	Mar. 15, 2016 USD ($) property_unit	Mar. 02, 2016 USD ($) property_unit	Dec. 09, 2016 USD ($) property_unit	Sep. 30, 2016 USD ($) property_unit	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
No. of Units | property_unit												9,420
Gain on Sale												$ (2,788,000)	$ (6,329,000)	$ (3,949,000)
Impairment of real estate												$ 0	$ 0	$ 0
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
No. of Units | property_unit												2,206
Sales Price												$ 200,672,000
Gain on Sale												45,593,000
Non-controlling partner portion of gain												$ 18,795,000
Discontinued Operations, Disposed of by Sale | Cordova, TN
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
No. of Units | property_unit										464
Sales Price										$ 31,100,000
Gain on Sale										6,731,000
Non-controlling partner portion of gain										$ 2,195,000
Discontinued Operations, Disposed of by Sale | Kennesaw, GA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
No. of Units | property_unit									450
Sales Price									$ 64,000,000
Gain on Sale									17,462,000
Non-controlling partner portion of gain									$ 10,037,000
Discontinued Operations, Disposed of by Sale | Pooler, GA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
No. of Units | property_unit								300
Sales Price								$ 38,500,000
Gain on Sale								5,710,000
Non-controlling partner portion of gain								$ 1,405,000
Discontinued Operations, Disposed of by Sale | Collierville, TN
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
No. of Units | property_unit							324
Sales Price							$ 34,300,000
Gain on Sale							4,586,000
Non-controlling partner portion of gain							$ 917,000
Discontinued Operations, Disposed of by Sale | Little Rock A K
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
No. of Units | property_unit						172
Sales Price						$ 2,372,000
Gain on Sale						386,000
Non-controlling partner portion of gain						$ 0
Discontinued Operations, Disposed of by Sale | Wichita, KS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
No. of Units | property_unit					496
Sales Price					$ 30,400,000
Gain on Sale					10,718,000
Non-controlling partner portion of gain					$ 4,241,000
Discontinued Operations, Disposed of by Sale | Manhattan, NY
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
No. of Units | property_unit												2
Sales Price												$ 1,377,000
Gain on Sale												$ 1,271,000
Subsequent Event | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
No. of Units | property_unit											1,016
Sales Price											$ 130,245,000
Gain on Sale											35,602,000
Non-controlling partner portion of gain											$ 17,567,000
Subsequent Event | Discontinued Operations, Disposed of by Sale | Greenville, SC (Location 2)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
No. of Units | property_unit				350
Sales Price				$ 68,000,000
Gain on Sale				18,937,000
Non-controlling partner portion of gain				$ 9,669,000
Subsequent Event | Discontinued Operations, Disposed of by Sale | Panama City, FL (Location 2)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
No. of Units | property_unit			160
Sales Price			$ 14,720,000
Gain on Sale			7,390,000
Non-controlling partner portion of gain			$ 3,732,000
Subsequent Event | Discontinued Operations, Disposed of by Sale | Atlanta, GA (Location 3)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
No. of Units | property_unit		350
Sales Price		$ 36,750,000
Gain on Sale		8,796,000
Non-controlling partner portion of gain		$ 4,046,000
Subsequent Event | Discontinued Operations, Disposed of by Sale | Hixon, TN
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
No. of Units | property_unit	156
Sales Price	$ 10,775,000
Gain on Sale	479,000
Non-controlling partner portion of gain	$ 120,000